Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 04, 2012	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using 2014 values	$ 4,445,653
Master development program obligations using 2019 values	5,999,465
Master development program obligations	1,157,413
Land acquired that may potentially be included as investment in airport concessions	$ 695,759		$ 1,159,613
Land acquired that was authorized to be included as investment in airport concessions		$ 386,538
Land acquired that represents an additional amount authorized to be included as investment in airport concessions		$ 77,306